Fair value measurement (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year	$ 49,990	$ 50,491
Recognized through profit or loss	(36,771)	(501)	19,524
Financial assets at end of year	13,219	49,990	50,491
New issuances			30,967
Equity Instrument [Member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year	22,082	30,735
Recognized through profit or loss	(8,883)	(8,653)	19,524
Financial assets at end of year	13,199	22,082	30,735
New issuances			11,211
Derivative Financialinstruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year	27,908	19,756
Recognized through profit or loss	(27,888)	8,152
Financial assets at end of year	$ 20	$ 27,908	19,756
New issuances			$ 19,756